UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Value Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (94.0%)(a)
	Shares	Value

Aerospace and defense (3.4%)

General Dynamics Corp.	1,940	$301,010

L-3 Communications Holdings, Inc.	2,719	409,835

Northrop Grumman Corp.	2,600	556,270

		1,267,115
Airlines (0.7%)

American Airlines Group, Inc.	6,600	241,626

		241,626
Auto components (1.5%)

Johnson Controls International PLC	12,042	560,314

		560,314
Banks (8.2%)

BankUnited, Inc.	11,749	354,820

Capital Bank Financial Corp. Class A	5,300	170,183

First Republic Bank	9,420	726,376

KeyCorp	32,220	392,117

Old National Bancorp	16,160	227,210

PacWest Bancorp	19,390	832,025

Regions Financial Corp.	38,040	375,455

		3,078,186
Beverages (0.7%)

Molson Coors Brewing Co. Class B	2,490	273,402

		273,402
Capital markets (1.2%)

E*Trade Financial Corp.(NON)	15,520	451,942

		451,942
Chemicals (2.0%)

Dow Chemical Co. (The)	11,346	588,063

W.R. Grace & Co.	2,360	174,168

		762,231
Commercial services and supplies (0.8%)

Deluxe Corp.	4,260	284,653

		284,653
Containers and packaging (8.1%)

Ball Corp.	12,610	1,033,390

Graphic Packaging Holding Co.	36,390	509,096

Sealed Air Corp.	9,920	454,534

Silgan Holdings, Inc.(S)	21,018	1,063,301

		3,060,321
Electric utilities (2.7%)

Edison International	5,030	363,418

Exelon Corp.	19,080	635,173

		998,591
Electrical equipment (2.2%)

AMETEK, Inc.	17,552	838,635

		838,635
Equity real estate investment trusts (REITs) (4.7%)

American Tower Corp.	1	113

Equity Residential Trust	5,480	352,528

HCP, Inc.	10,620	403,029

Host Hotels & Resorts, Inc.	14,190	220,938

NorthStar Realty Finance Corp.	61,525	810,284

		1,786,892
Food products (2.2%)

JM Smucker Co. (The)	4,310	584,177

Pinnacle Foods, Inc.	5,061	253,910

		838,087
Health-care equipment and supplies (3.6%)

Becton Dickinson and Co.	2,260	406,190

Boston Scientific Corp.(NON)	16,070	382,466

C.R. Bard, Inc.	2,580	578,642

		1,367,298
Health-care providers and services (0.2%)

MEDNAX, Inc.(NON)	1,220	80,825

		80,825
Hotels, restaurants, and leisure (2.3%)

Penn National Gaming, Inc.(NON)	22,590	306,546

Wynn Resorts, Ltd.	5,630	548,475

		855,021
Independent power and renewable electricity producers (1.7%)

NRG Energy, Inc.	57,480	644,351

		644,351
Industrial conglomerates (1.4%)

Honeywell International, Inc.	4,620	538,646

		538,646
Insurance (6.7%)

American International Group, Inc.	11,940	708,520

Chubb, Ltd.	4,240	532,756

Hanover Insurance Group, Inc. (The)	3,590	270,758

Hartford Financial Services Group, Inc. (The)	23,776	1,018,088

		2,530,122
IT Services (3.0%)

Computer Sciences Corp.	11,510	600,937

Fidelity National Information Services, Inc.	6,850	527,656

		1,128,593
Leisure products (0.7%)

Brunswick Corp.	5,690	277,558

		277,558
Life sciences tools and services (1.9%)

Agilent Technologies, Inc.	14,920	702,583

		702,583
Machinery (3.8%)

Snap-On, Inc.	7,540	1,145,778

Wabtec Corp.(S)	3,310	270,262

		1,416,040
Media (0.6%)

Regal Entertainment Group Class A(S)	10,360	225,330

		225,330
Metals and mining (1.2%)

Cliffs Natural Resources, Inc.(NON)(S)	30,430	178,016

United States Steel Corp.(S)	14,720	277,619

		455,635
Mortgage real estate investment trusts (REITs) (1.3%)

Annaly Capital Management, Inc.	46,760	490,980

		490,980
Multi-utilities (1.0%)

Ameren Corp.	7,330	360,489

		360,489
Oil, gas, and consumable fuels (7.2%)

Apache Corp.(S)	6,940	443,258

EOG Resources, Inc.	11,480	1,110,231

Marathon Oil Corp.	45,730	722,991

Pioneer Natural Resources Co.	1,200	222,780

Range Resources Corp.	5,400	209,250

		2,708,510
Personal products (2.5%)

Avon Products, Inc.	127,306	720,552

Edgewell Personal Care Co.(NON)	2,855	227,030

		947,582
Pharmaceuticals (4.9%)

Allergan PLC(NON)	2,880	663,293

Mallinckrodt PLC(NON)	10,240	714,547

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	10,340	475,743

		1,853,583
Real estate management and development (0.9%)

RE/MAX Holdings, Inc. Class A	7,597	332,597

		332,597
Road and rail (5.2%)

Genesee & Wyoming, Inc. Class A(NON)	9,790	675,021

Union Pacific Corp.	13,310	1,298,124

		1,973,145
Specialty retail (2.0%)

Michaels Cos., Inc. (The)(NON)	11,373	274,885

TJX Cos., Inc. (The)	6,250	467,375

		742,260
Technology hardware, storage, and peripherals (2.1%)

HP, Inc.	23,430	363,868

Western Digital Corp.	7,560	442,033

		805,901
Textiles, apparel, and luxury goods (1.4%)

Hanesbrands, Inc.(S)	21,620	545,906

		545,906

Total common stocks (cost $29,025,317)		$35,424,950

CONVERTIBLE PREFERRED STOCKS (1.4%)(a)
	Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.	640	$525,843

Total convertible preferred stocks (cost $655,248)		$525,843

SHORT-TERM INVESTMENTS (11.8%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)(AFF)	2,594,200	$2,594,200

Putnam Short Term Investment Fund 0.51%(AFF)	1,856,517	1,856,517

Total short-term investments (cost $4,450,717)		$4,450,717

TOTAL INVESTMENTS

Total investments (cost $34,131,282)(b)		$40,401,510

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $37,701,435.
(b)	The aggregate identified cost on a tax basis is $34,296,125, resulting in gross unrealized appreciation and depreciation of $7,104,749 and $999,364, respectively, or net unrealized appreciation of $6,105,385.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$1,627,393	$17,679,610	$16,712,803	$6,977	$2,594,200
	Putnam Short Term Investment Fund**	1,654,943	11,475,728	11,274,154	6,939	1,856,517
	Totals	$3,282,336	$29,155,338	$27,986,957	$13,916	$4,450,717
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $2,594,200, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,553,572.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,206,389	$—	$—
Consumer staples	2,059,071	—	—
Energy	2,708,510	—	—
Financials	6,551,230	—	—
Health care	4,004,289	—	—
Industrials	6,559,860	—	—
Information technology	1,934,494	—	—
Materials	4,278,187	—	—
Real estate	2,119,489	—	—
Utilities	2,003,431	—	—
Total common stocks	35,424,950	—	—
Convertible preferred stocks	—	525,843	—
Short-term investments	1,856,517	2,594,200	—

Totals by level	$37,281,467	$3,120,043	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016